Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Option Activities

The following table summarizes option activity under the 2003 Plan and the 2013 Plan and related information during the six months ended June 30, 2013:

	Shares Available for Grant	Shares Subject to Outstanding Options	Weighted-Average Exercise Price Per Share
Balance at December 31, 2012	593,011	3,451,178	$6.35
Options authorized	150,000	—	—
Options granted	(560,854)	560,854	13.98
Options exercised	—	(72,204)	3.52
Options cancelled	151,913	(151,913)	7.33

Balance at June 30, 2013	334,070	3,787,915	$7.50

The following summarizes option activity under the 2003 Plan and related information during the years ended December 31, 2010, 2011 and 2012:

	Shares Available for Grant	Shares Subject to Outstanding Options	Weighted- Average Exercise Price Per Share
Balance at December 31, 2009	108,911	1,986,475	$4.16
Options authorized	900,000	–	–
Options granted	(471,915)	471,915	9.00
Options exercised	–	(52,127)	3.36
Options canceled	12,670	(12,670)	5.30
Options repurchased	167	–	–

Balance at December 31, 2010	549,833	2,393,593	5.13
Options authorized	250,000	–	–
Options granted	(850,977)	850,977	8.35
Options exercised	–	(53,336)	3.10
Options canceled	86,835	(86,835)	5.86
Options repurchased	9,568	–	–

Balance at December 31, 2011	45,259	3,104,399	6.03
Options authorized	998,948	–	–
Options granted	(658,789)	658,789	7.38
Options exercised	–	(104,417)	3.04
Options canceled	207,593	(207,593)	6.36

Balance at December 31, 2012	593,011	3,451,178	$6.35

Additional Information Related to the Status of Options

Additional information related to the status of options at December 31, 2012, is as follows (aggregate intrinsic value in thousands):

	Shares	Weighted- Average Exercise Price Per Share	Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding and exercisable	3,451,178	$6.35	6.2	$11,891
Vested and expected to vest	3,387,447	$6.33	6.2	$11,762
Vested	2,229,151	$5.51	4.9	$9,568

Stock Options Outstanding and Vested and Exercisable

Additional information regarding our stock options outstanding and vested and exercisable as of December 31, 2012 is summarized below:

	Options Outstanding and Exercisable			Options Vested
Exercise Prices	Number of Options Outstanding and Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price per Share	Number of Options Vested	Weighted Average Exercise Price Per Share
$1.00 - $2.00	56,914	1.8	$1.27	56,914	$1.27
$3.30	426,894	3.2	3.30	426,895	3.30
$3.60	10,000	4.2	3.60	10,000	3.60
$4.10	383,446	4.6	4.10	383,446	4.10
$4.50	2,500	4.5	4.50	2,500	4.50
$5.00	349,925	4.1	5.00	349,925	5.00
$5.10 - $5.30	364,471	4.8	5.22	355,155	5.22
$7.00	615,389	9.0	7.00	37,709	7.00
$8.50	708,349	8.0	8.50	300,740	8.50
$9.00 - $9.50	533,290	7.3	9.09	305,867	9.00

	3,451,178	6.2	$6.35	2,229,151	$5.51

Classification of Stock-Based Compensation Expense

The table below sets forth the functional classification of stock-based compensation expense, net of estimated forfeitures, for the periods presented (in thousands):

	Six Months Ended June 30,
	2012	2013
Research and development	$749	$945
General and administrative	662	978

Total stock-based compensation	$1,411	$1,923

Stock-based compensation expense, net of estimated forfeitures, is reflected in the statements of operations as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Research and development	$1,170	$1,164	$1,452
General and administrative	764	1,189	1,357

Total stock-based compensation	$1,934	$2,353	$2,809

Fair Values of Employee Stock Options

The estimated grant date fair values of the employee stock options were calculated using the Black-Scholes valuation model, based on the following assumptions:

	Six Months Ended June 30,
	2012	2013
Risk-free interest rate	1.2%	1.1%
Expected life	6.0 years	6.0 years
Volatility	70%	79%
Dividend yield	—	—

The following table illustrates the weighted-average assumptions for the Black-Scholes option-pricing model used in determining the fair value of options granted to employees:

	Year Ended December 31,
	2010	2011	2012
Risk-free interest rate	2.3%	1.1%	1.1%
Expected life	5.7 years	6.0 years	6.0 years
Volatility	78%	85%	72%
Dividend yield	–	–	–